Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Provisions
			Undrawn contractually committed facilities and guarantees provided[a]	Conduct redress		Legal, competition and regulatory matters
	Onerous contracts	Redundancy and restructuring		Payment Protection Insurance	Other customer redress		Sundry provisions	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
As at 1 January 2018	143	106	420	1,606	639	435	294	3,643
Additions	58	82	462	400	119	1,668	37	2,826
Amounts utilised	(51)	(71)	(11)	(308)	(182)	(1,633)	(63)	(2,319)
Unused amounts reversed	(15)	(29)	(554)	-	(12)	(98)	(24)	(732)
Transfer of UK banking business	(48)	(16)	(87)	(1,698)	(428)	(2)	(26)	(2,305)
Exchange and other movements	3	(4)	(13)	-	(9)	41	(4)	14
As at 31 December 2018	90	68	217	-	127	411	214	1,127

Note

a Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.